Other revenues and expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other revenues and expenses
Other income and expenses
Financial income and expenses
Financial income:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$60	$71	$50
Foreign exchange gain	2,027	1,774	2,116
Total financial income	$2,087	$1,845	$2,166
Financial expenses:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Interest on loans	$4,153	$4,971	$7,864
Interest on lease contracts (see Note 15)	—	—	622
Interest on financing component of long term development services agreement (see note 18)	—	—	619
Interest on supplier payable with extended payment terms	213	—	—
Other bank fees and financial charges	306	476	538
Other financial expenses	—	400	—
Convertible debt amendments	322	265	—
Foreign exchange loss	3,428	1,408	2,045
Total financial expenses	$8,422	$7,520	$11,688

For the year ended December 31, 2019, interest on loans included $7,732,000 related to convertible debts issued in 2019, 2018, 2016 and 2015, the venture debt issued in 2018 and government loans granted in 2015 ($4,872,000 and $4,094,000 for the years ended December 31, 2018 and 2017, respectively) and interest on an upfront payment related to a development services agreement. (See Notes 14.1 and 19 to the Consolidated Financial Statements).
The net foreign exchange gain of $71,000 for the year ended December 31, 2019 (2018: net foreign exchange gain of $366,000; 2017: net foreign exchange loss $1,401,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2018, net expense of $265,000 ($322,000 for the year ended December 31, 2017) was recognized related to the convertible debt amendments and other financial expenses of $400,000 correspond to costs related to the early retirement of debt after the repayment (see Note 14.1 to the Consolidated Financial Statements).
Cost of revenue and operating expenses
The tables below present the cost of revenue and operating expenses by nature of expense :

		Year ended December 31,
	Note	2017	2018	2019
		(in thousands)
Included in cost of revenue:
Cost of components		$22,137	$19,058	$14,039
Depreciation and impairment	7	1,037	1,088	959
Amortization of intangible assets	8	157	158	159
Wages and benefits		2,233	2,368	1,780
Share-based payment expense	13	7	8	10
Assembly services, royalties and other		1,551	1,682	1,538
		$27,122	$24,362	$18,485

		Year ended December 31,
	Note	2017	2018	2019
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$1,723	$1,972	$3,167
Amortization of intangible assets	8	2,658	2,945	4,120
Wages and benefits		26,044	27,616	25,052
Share-based payment expense	13	1,631	1,804	1,787
Foreign exchange gains and losses related to hedges of euro		99	(27)	71
Other, net		8,511	13,095	6,140
		$40,666	$47,405	$40,337
Employee benefits expense

		Year ended December 31,
	Note	2017	2018	2019
		(in thousands)
Wages and salaries		$21,535	$22,501	$19,953
Social security costs and other payroll taxes		6,584	7,286	6,748
Other benefits		58	125	161
Pension costs		100	72	25
Share-based payment expenses	13	1,638	1,812	1,797
Total employee benefits expense		$29,915	$31,796	$28,684

The amount recognized as an expense for defined contributions plans amounts to $1,254,000 for the year ended December 31, 2019 ($1,230,000 and $1,369,000 for the years ended December 31, 2017 and 2018, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria, which was the case for each of the years ended December 31, 2019, 2018 and 2017). Total research tax credit receivable as of December 31, 2019 is $2,860,000, relating to tax credits receivables for 2019, which are expected to be recovered in 2020 in cash.
The Company also has research tax credits available in the United Kingdom.
In the year ended December 31, 2017, 2018 and 2019, the Company capitalized costs related to the development of the chipsets for LTE Category M and NB-IoT (the Monarch, Monarch N, Monarch 2) and LTE Category 1, Calliope 2, and related to certification.
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Research and development costs	$33,318	$34,969	$31,113
Research tax credit	(3,345)	(3,027)	(3,123)
Government and other grants	(3,072)	(1,104)	(247)
Development costs capitalized (*)	(1,931)	(3,376)	(5,020)
Amortization of capitalized development costs	232	447	1,076
Total research and development expense	$25,202	$27,909	$23,799

(*) Net of Research tax credit for $606,000, $459,000 and $259,000 for the years ended December 31, 2019, 2018 and 2017, respectively.